Principal associates - Reconciliation of financial information for principal associates by carrying value (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [Line Items]
Revenue		$ 40,522	$ 40,030	$ 33,781
(Loss)/profit after tax		13,925	8,851	4,776
Other comprehensive (loss)/income		(3,139)	3,088	(63)
Total comprehensive income for the year	[1]	10,786	11,939	$ 4,713
– Non-current assets		70,047	76,554
– Current assets		20,168	18,678
– Non-current liabilities		(30,261)	(33,262)
Net assets		49,823	51,115
Net assets/(liabilities)		49,823	51,115
Boyne Smelters Limited [member]
Disclosure of associates [Line Items]
(Loss)/profit after tax		(12)	5
Other comprehensive (loss)/income		(68)	56
Total comprehensive income for the year		(80)	61
– Non-current assets		1,268	1,468
– Current assets		93	88
– Current liabilities		(113)	(99)
– Non-current liabilities		(842)	(996)
Net assets		$ 406	$ 461
Group interest (%), Associate		59.40%	59.40%
Net assets/(liabilities)		$ 406	$ 461
Group's ownership interest		241	274
Quasi equity loans to equity accounted units		129	159
Carrying value of Group's interest		$ 370	$ 433

[1]	Refer to Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.